Supplement Dated January 19, 2007 to
                       Prospectus Dated November 29, 2006

                              Roxbury Mid-Cap Fund
                         Roxbury Small-Cap Growth Fund

                              Institutional Shares

The Annual Fund Operating Expenses table on page 6 for the Mid-Cap Fund is replaced with the following:

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                                                       Mid-Cap Fund
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Management fees (1)                                      0.75%
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Distribution (12b-1) fees                                None
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Other expenses (2)                                       1.35%
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Total Annual Fund Operating Expenses                     2.10%
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Waivers/Reimbursements (3)                              (0.80)%
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Total Net Expenses (3)                                   1.30%
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